Summary of Significant Accounting Policies Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities	$ 118,525	$ 117,604
Net change in cash, cash equivalents and restricted cash	(21,779)	(21,296)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 205,500	189,054	$ 227,279	$ 210,350
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities		112,045
Net change in cash, cash equivalents and restricted cash		(26,855)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		167,007		193,862
Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities		5,559
Net change in cash, cash equivalents and restricted cash		5,559
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		$ 22,047		$ 16,488